Property and Equipment	12 Months Ended
Jan. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment

(3) Property and Equipment

Property and equipment consisted of the following:

	January 31,	January 31,
(in thousands)	2017	2016
Land	$10,037	$12,589
Buildings	30,835	34,247
Machinery and equipment	323,280	344,757
Property and equipment, at cost	364,152	391,593
Less - Accumulated depreciation	(267,167)	(282,601)
Property and equipment, net	$96,985	$108,992

Depreciation expense was $25.3 million, $30.1 million and $37.6 million for the fiscal years ended January 31, 2017, 2016 and 2015, respectively.